COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Jul. 28, 2010 North Bay [Member]	Jul. 28, 2010 ACG Consulting [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Temporary Equity, Contract Terms		Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company's control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.
Start-up expenses payable	$ 22,216			$ 0	$ 0	$ 0
Increase (Decrease) in Other Accrued Liabilities	37,216	63,000	44,000	100,000	136,030	1,200,593	1,263,593
Payments for start-up expenses	$ 15,000
Ownership of Regional Center									49.00%	51.00%
Agreement Terms, Description								Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.